April 23, 2014

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	PRIAC Variable Contract Account A

(File No. 811-21988)

Prudential Retirement Security Annuity

(File No. 333-139334)

Dear Commissioners:

On behalf of Prudential Retirement Insurance and Annuity Company (“PRIAC”) and PRIAC Variable Contract Account A (the “Account”), we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the “Act”), information concerning the filing with the Commission of the annual report of the underlying mutual funds within this group variable annuity.

In addition to information transmitted herewith, we incorporate by reference the following annual report with respect to the portfolios specified below:

1.	Filer/Entity:	Advanced Series Trust
	Registration No.:	811-05186
	CIK No.:	0000814679
	Accession No.:	0001193125-14-078106
	Date of Filing:	2014-03-03

	Share Class:	N/A

AST Academic Strategies Asset Allocation Portfolio
AST Balanced Asset Allocation Portfolio
AST Capital Growth Asset Allocation Portfolio
AST Preservation Asset Allocation Portfolio

If you have any questions regarding this filing, please contact me at (732) 482-6816.

Sincerely,

/s/ C. Christopher Sprague
C. Christopher Sprague
Vice President & Corporate Counsel